Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Current income tax expense:
Federal	$ 46,852	$ 27,707	$ 16,596
State	11,800	7,056	1,694
Foreign	2,879	5,098	2,046
Total current income tax expense	61,531	39,861	20,336
Deferred income tax expense (benefit):
Federal	7,344	16,520	20,507
State	(1,919)	1,196	1,426
Total deferred income tax expense	5,425	17,716	21,933
Provision for income taxes	$ 66,956	$ 57,577	$ 42,269